Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of detailed information about oil and gas properties

	Land and buildings	Transferred exploration and evaluation	Plant and equipment	Projects in development	Total
	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2022
Carrying amount at 1 January 2022	739	526	12,465	4,919	18,649
Acquisitions through business combinations 1	64	-	11,952	7,337	19,353
Additions 2	-	-	(508)	4,332	3,824
Disposals at written down value	(3)	(10)	(32)	-	(45)
Depreciation and amortisation	(54)	(107)	(2,637)	-	(2,798)
Impairment reversal 3	87	30	783	-	900
Completions and transfers	7	42	1,034	(1,047)	36

Carrying amount at 31 December 2022	840	481	23,057	15,541	39,919

At 31 December 2022
Historical cost	1,765	1,538	45,273	15,937	64,513
Accumulated depreciation and impairment	(925)	(1,057)	(22,216)	(396)	(24,594)

Net carrying amount	840	481	23,057	15,541	39,919

Year ended 31 December 2021 4
Carrying amount at 1 January 2021	749	431	12,091	2,195	15,466
Additions	-	-	13	2,321	2,334
Disposals at written down value	(2)	-	(6)	(22)	(30)
Depreciation and amortisation	(51)	(79)	(1,449)	-	(1,579)
Impairment losses 3	(10)	-	-	-	(10)
Impairment reversal 3	44	66	911	37	1,058
Completions and transfers	11	108	905	640	1,664
Transfer to assets held for sale 5	(2)	-	-	(252)	(254)

Carrying amount at 31 December 2021	739	526	12,465	4,919	18,649

At 31 December 2021 4
Historical cost	1,701	1,495	32,796	5,321	41,313
Accumulated depreciation and impairment	(962)	(969)	(20,331)	(402)	(22,664)

Net carrying amount	739	526	12,465	4,919	18,649

1.
Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.

2.	Includes $3,904 million of capital additions and $294 million of capitalised borrowing costs offset by $374 million following changes in restoration provision assumptions.
3.	Refer to Note B.4 for details on impairment losses and impairment reversals.
4.
Oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.

5.	Refer to Note B.7 for details on assets held for sale.